Note 6 - Acquisition-related Items	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]
6.	Acquisition-related items

	Year ended December 31,
	2021	2020
Transaction costs	$13,030	$16,169
Contingent consideration fair value adjustments (note 24)	42,686	23,393
Contingent consideration compensation expense	5,292	6,286
	$61,008	$45,848

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding four years.